Financial Instruments (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest rate products [Member]
Company's derivative instruments on net loss
Derivative Instruments, (Loss) Gain Recognized in Other Comprehensive (Income) Loss, Effective Portion	$ (3.6)	$ 10.2	$ 6.3
Interest expense [Member]
Company's derivative instruments on net loss
Derivative Instruments, Gain Reclassified from Accumulated OCI into Income, Effective Portion	$ (0.1)	$ 0.4	$ 0.4